Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.3%

	Australia — 4.6%
224,400	AGL Energy, Ltd.	3,238,444
229,047	ALS, Ltd.	1,478,059
49,220	Altium, Ltd.	1,201,284
68,015	AP Eagers, Ltd.	489,586
119,083	Aristocrat Leisure, Ltd.	2,818,496
26,821	ASX, Ltd.	1,478,329
337,093	Aurizon Holdings, Ltd.	1,239,299
154,500	Australia & New Zealand Banking Group, Ltd.	2,674,961
1,130,200	Beach Energy, Ltd.	1,994,130
294,129	BGP Holdings Plc * ****	—
291,416	BHP Group, Ltd.	7,972,798
129,459	BHP Group, Ltd., ADR	7,082,702
241,400	BlueScope Steel, Ltd.	2,555,564
917,986	Cleanaway Waste Management, Ltd.	1,297,050
193,400	Coca-Cola Amatil, Ltd.	1,503,613
296,029	Coles Group, Ltd.	3,088,109
87,136	Collins Foods, Ltd.	545,758
116,188	Computershare, Ltd.	1,370,496
107,868	CSL, Ltd.	20,909,730
593,400	CSR, Ltd.	1,897,944
246,584	Downer EDI, Ltd.	1,416,157
172,508	Estia Health, Ltd.	295,885
1,197,433	Fortescue Metals Group, Ltd.‡	8,998,155
1,233,793	Genworth Mortgage Insurance Australia, Ltd.‡	3,165,627
929,265	Harvey Norman Holdings, Ltd.‡	2,658,634
490,000	Inghams Group, Ltd.‡	1,157,337
118,064	Integrated Research, Ltd.	270,558
95,984	IPH, Ltd.	553,270
88,412	IRESS, Ltd.	810,426
68,431	Jumbo Interactive, Ltd.	717,224
202,700	Lendlease Group‡	2,507,789
200,254	Link Administration Holdings, Ltd.	824,904
29,608	Magellan Financial Group, Ltd.‡	1,185,297
720,307	Mayne Pharma Group, Ltd.* ‡	220,258
42,269	McMillan Shakespeare, Ltd.	389,240
1,157,288	Metcash, Ltd.‡	2,090,736
1,454,500	Mirvac Group REIT	3,251,362
235,349	Pendal Group, Ltd.	1,421,118
810,700	Perenti Global, Ltd.	923,208
93,896	Premier Investments, Ltd.	1,238,239
786,300	Qantas Airways, Ltd.	3,929,908
172,826	Rio Tinto, Ltd.	12,197,401
196,460	Star Entertainment Grp, Ltd. (The)	635,267
240,885	Steadfast Group, Ltd.	589,269
911,644	Stockland REIT	2,960,682
393,817	Super Retail Group, Ltd.	2,801,557
884,348	Treasury Wine Estates, Ltd.	10,095,637
197,440	Wesfarmers, Ltd.	5,745,926

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Australia — continued
56,786	WiseTech Global, Ltd.‡	932,877
160,886	Woolworths Group, Ltd.	4,089,509

	Total Australia	142,909,809

	Austria — 0.4%
99,401	ams AG*	4,031,060
5,250	Kapsch TrafficCom AG	169,133
64,200	OMV AG	3,608,989
50,100	voestalpine AG	1,398,057
112,743	Wienerberger AG	3,343,556

	Total Austria	12,550,795

	Belgium — 0.5%
66,193	Ageas	3,914,209
22,456	Bekaert SA	667,981
69,704	bpost SA	805,900
107,880	Euronav NV	1,329,626
10,296	Melexis NV	774,914
38,104	Proximus SADP	1,091,534
79,015	UCB SA	6,288,426

	Total Belgium	14,872,590

	Bermuda — 0.3%
45,464	Avance Gas Holding, Ltd.* 144A	258,691
148,173	BW Offshore, Ltd.*	1,112,904
125,100	DHT Holdings, Inc.	1,035,828
647,000	Esprit Holdings, Ltd.*	130,367
181,318	Golden Ocean Group, Ltd.	1,051,307
202,317	Hiscox, Ltd.	3,816,599
743,000	Shenzhen International Holdings, Ltd.	1,632,506
14,181	Stolt-Nielsen, Ltd.	183,974

	Total Bermuda	9,222,176

	Brazil — 0.9%
167,247	Banco Santander Brasil SA, ADR	2,028,706
204,700	BB Seguridade Participacoes SA	1,918,411
54,600	Centrais Eletricas Brasileiras SA	513,058
147,300	Cia de Saneamento Basico do Estado de Sao Paulo*	2,217,537
239,360	Cia Energetica de Minas Gerais, ADR	816,218
158,900	Iochpe Maxion SA*	923,529
341,300	JBS SA	2,188,963
660,826	Localiza Rent a Car SA	7,788,242
785,523	Magazine Luiza SA	9,314,502
6,200	Sao Martinho SA	36,559

	Total Brazil	27,745,725

	Canada — 1.0%
46,347	Agnico-Eagle Mines, Ltd.	2,858,556

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Canada — continued
249,440	Canada Goose Holdings, Inc.*	9,039,706
35,289	Descartes Systems Group (The), Inc.*	1,510,345
47,600	Dorel Industries, Inc. Class B‡	219,509
25,900	Exco Technologies, Ltd.	158,386
6,829	Fairfax Financial Holdings, Ltd.	3,211,039
43,466	Franco-Nevada Corp.	4,494,587
129,100	Gran Colombia Gold Corp.*	554,530
76,366	International Petroleum Corp./Sweden* ‡	340,019
37,185	Magna International, Inc. Class A	2,039,225
111,200	Medical Facilities Corp.	411,614
48,644	North American Construction Group, Ltd.	589,565
210,100	Peyto Exploration & Development Corp.‡	615,678
153,100	Rogers Sugar, Inc.‡	580,877
168,200	Seven Generations Energy, Ltd. Class A*	1,098,634
44,681	Thomson Reuters Corp.‡	3,200,631

	Total Canada	30,922,901

	Cayman Islands — 1.5%
59,000	Alibaba Group Holding, Ltd., ADR*	12,513,900
2,916,000	China Resources Cement Holdings, Ltd.	3,712,457
479,500	CK Hutchison Holdings, Ltd.	4,572,352
2,157,000	IGG, Inc.	1,591,769
3,714,000	Jiangnan Group, Ltd.*	171,596
3,247,000	Lee & Man Paper Manufacturing, Ltd.	2,458,649
139,000	Stella International Holdings, Ltd.	222,991
202,750	Tencent Holdings, Ltd.	9,773,467
9,510,000	Tongda Group Holdings, Ltd.	1,183,898
6,770,000	WH Group, Ltd. 144A	6,994,340
2,084,000	Xinyi Glass Holdings, Ltd.	2,760,194

	Total Cayman Islands	45,955,613

	China — 0.3%
5,230,000	Bank of China, Ltd. Class H	2,235,158
886,000	China Minsheng Banking Corp., Ltd. Class H	669,748
2,190,500	China Railway Construction Corp., Ltd. Class H	2,398,029
8,758,000	China Telecom Corp., Ltd. Class H	3,608,047
628,600	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,223,026

	Total China	10,134,008

	Denmark — 1.0%
761	AP Moller — Maersk AS Class A	1,032,271
2,217	AP Moller — Maersk AS Class B	3,199,780
14,627	Coloplast AS Class B	1,815,796
127,200	Danske Bank A/S	2,059,811
63,007	DFDS AS‡	3,076,052
54,453	ISS AS	1,307,543
34,310	Jyske Bank AS*	1,252,931
51,995	Novo Nordisk AS Class B	3,019,959

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Denmark — continued
29,523	Novo Nordisk AS, ADR	1,708,791
128,078	Novozymes AS Class B	6,272,109
68,746	Pandora AS	2,992,728
10,560	SimCorp AS	1,201,622
45,495	Sydbank AS	955,415
6,694	Vestas Wind Systems AS	676,942
7,930	Zealand Pharma AS*	280,415

	Total Denmark	30,852,165

	Finland — 1.0%
90,806	Citycon OYJ‡	954,572
79,439	Fortum OYJ	1,961,745
11,163	Huhtamaki OYJ	518,510
18,269	Kemira OYJ	271,922
64,449	Kone OYJ Class B	4,216,207
17,117	Metso OYJ‡	675,942
308,878	Neste OYJ	10,755,112
230,914	Nordea Bank Abp	1,865,852
501,000	Outokumpu OYJ‡	1,578,017
50,611	TietoEVRY OYJ	1,574,796
35,493	Tikkurila OYJ	572,115
85,700	UPM-Kymmene OYJ	2,973,487
33,852	Valmet OYJ	811,655
104,470	Wartsila OYJ Abp	1,155,085

	Total Finland	29,885,017

	France — 9.0%
61,217	Air France-KLM*	681,938
35,670	Airbus SE	5,224,361
33,640	Arkema SA	3,575,956
42,910	Atos SE	3,579,731
304,281	AXA SA	8,576,453
23,998	Beneteau SA	291,736
179,505	BNP Paribas SA	10,644,942
15,264	Bonduelle S.C.A.	399,218
78,800	Bouygues SA	3,350,598
246,473	Cie de Saint-Gobain	10,098,302
63,600	Cie Generale des Etablissements Michelin SCA	7,788,755
178,086	CNP Assurances	3,544,253
59,201	Coface SA	728,990
73,956	Constellium SE Class A*	991,010
323,813	Credit Agricole SA	4,697,978
169,253	Danone SA	14,039,995
126,349	Dassault Systemes SE	20,784,701
429,025	Engie SA	6,934,757
17,457	EssilorLuxottica SA	2,661,065
18,600	Faurecia SE	1,002,794
50,316	Imerys SA	2,128,155
42,863	IPSOS	1,392,891

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	France — continued
73,365	L'Oreal SA	21,740,974
158,907	Legrand SA	12,957,017
5,962	LVMH Moet Hennessy Louis Vuitton SE	2,771,968
103,534	Metropole Television SA	1,950,119
536,500	Natixis SA	2,383,591
115,945	Nexans SA	5,660,145
36,500	Nexity SA	1,834,692
240,300	Orange SA	3,538,945
104,517	Pernod Ricard SA	18,700,853
146,686	Peugeot SA	3,507,151
35,500	Quadient	859,936
64,292	Renault SA	3,044,035
56,009	Rexel SA	744,696
12,262	Safran SA	1,894,627
170,477	Sanofi	17,149,714
331,081	Schneider Electric SE	34,004,900
60,982	Societe BIC SA	4,244,040
182,608	Societe Generale SA	6,357,374
22,350	Sopra Steria Group	3,600,108
42,320	SPIE SA	862,676
41,333	Teleperformance	10,086,549
119,724	Television Francaise 1	994,487
167,100	TOTAL SA	9,228,428

	Total France	281,235,604

	Germany — 6.5%
65,109	Allianz SE	15,961,725
68,180	Aurubis AG	4,187,832
123,627	Bayer AG	10,103,934
11,268	Bayer AG, ADR	228,515
8,062	Bechtle AG	1,133,009
43,300	BMW AG	3,554,913
57,889	Brenntag AG	3,150,249
38,577	CANCOM SE	2,277,720
10,956	Continental AG	1,417,480
108,519	Covestro AG 144A	5,049,129
68,596	Daimler AG	3,801,439
392,518	Deutsche Lufthansa AG	7,230,267
233,239	Deutsche Pfandbriefbank AG	3,811,963
207,162	Deutsche Post AG	7,908,660
269,128	Deutsche Wohnen SE	11,002,338
86,787	Deutz AG	542,620
2,848	Draegerwerk AG & Co. KGaA	126,596
181,639	E.ON SE	1,941,845
68,600	Evonik Industries AG	2,095,264
169,375	GEA Group AG	5,604,837
14,219	Gerresheimer AG	1,101,297
20,515	Hamburger Hafen und Logistik AG	565,109
113,417	HelloFresh SE*	2,375,614

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Germany — continued
11,232	HUGO BOSS AG	545,418
320,348	Infineon Technologies AG	7,303,282
88,038	K&S AG	1,098,413
315,241	Kloeckner & Co. SE	2,222,227
29,802	Koenig & Bauer AG	934,669
35,047	LEG Immobilien AG	4,152,362
204,300	METRO AG	3,290,837
6,833	MTU Aero Engines AG	1,952,792
11,600	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,424,522
123,233	Puma SE	9,454,786
1,401	Rational AG	1,127,570
91,135	Rheinmetall AG	10,475,417
94,777	SAP SE	12,800,500
32,758	Siemens AG	4,285,274
12,842	Siemens AG, ADR	834,345
44,513	Siltronic AG	4,482,933
36,192	Software AG	1,263,453
204,021	Symrise AG Class A	21,481,463
128,226	TAG Immobilien AG*	3,189,569
42,000	Talanx AG*	2,082,865
28,625	TUI AG	366,300
156,215	Vonovia SE	8,416,860
27,150	Wacker Neuson SE	519,614
11,543	Wirecard AG	1,392,879

	Total Germany	202,270,705

	Greece — 0.1%
44,908	Mytilineos SA	493,002
146,442	National Bank of Greece SA*	496,431
56,177	OPAP SA	730,850
151,079	Piraeus Bank SA*	507,062

	Total Greece	2,227,345

	Hong Kong — 0.7%
1,884,600	AIA Group, Ltd.	19,784,938
1,917,000	Champion REIT	1,267,043
253,000	Techtronic Industries Co., Ltd.	2,063,471

	Total Hong Kong	23,115,452

	Hungary — 0.2%
229,600	MOL Hungarian Oil & Gas Plc	2,291,175
177,913	Richter Gedeon Nyrt	3,873,855

	Total Hungary	6,165,030

	India — 0.3%
34,501	Care Ratings, Ltd.	303,402
506,240	HDFC Bank, Ltd.	9,046,313

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	India — continued
297,611	Reliance Nippon Life Asset Management, Ltd. 144A	1,478,504

	Total India	10,828,219

	Indonesia — 0.3%
3,710,200	Bank Central Asia Tbk PT	8,933,076
3,540,700	Bank Negara Indonesia Persero Tbk PT	2,002,125

	Total Indonesia	10,935,201

	Ireland — 0.6%
225,100	C&C Group Plc	1,212,188
57,608	CRH Plc, ADR	2,323,331
69,731	Kerry Group Plc Class A	8,696,132
10,044	Kingspan Group Plc	613,890
54,110	Ryanair Holdings Plc, ADR*	4,740,577

	Total Ireland	17,586,118

	Israel — 0.3%
34,122	Check Point Software Technologies, Ltd.*	3,786,177
13,802	Hilan, Ltd.	555,437
203,000	Teva Pharmaceutical Industries, Ltd.*	2,010,605
21,745	Wix.com, Ltd.*	2,661,153

	Total Israel	9,013,372

	Italy — 2.2%
1,395,800	A2A SpA	2,619,664
169,152	Anima Holding SpA 144A	873,796
250,086	Assicurazioni Generali SpA	5,163,870
61,189	Atlantia SpA	1,427,953
219,770	Azimut Holding SpA	5,249,600
144,945	Banca Farmafactoring SpA 144A	868,822
40,032	Banca Generali SpA	1,301,344
121,870	Banca Mediolanum SpA	1,211,355
353,252	Banca Popolare di Sondrio SCPA	835,875
473,528	BPER Banca	2,382,871
55,054	Datalogic SpA‡	1,042,534
7,912	DiaSorin SpA	1,024,892
2,693,570	Enel SpA	21,382,411
54,491	Esprinet SpA	316,841
170,218	Eurotech SpA* ‡	1,610,717
31,706	Gamenet Group SpA 144A	462,670
133,129	Leonardo SpA	1,561,619
494,840	Mediobanca Banca di Credito Finanziario SpA	5,451,261
109,671	Poste Italiane SpA 144A	1,245,829
423,451	Reno de Medici SpA	391,191
178,111	Retelit SpA	317,888
278,436	Rizzoli Corriere Della Sera Mediagroup SpA	315,045
351,898	Saras SpA	566,438
370,850	Societa Cattolica di Assicurazioni SC	3,026,348

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Italy — continued
24,567	Societa Iniziative Autostradali e Servizi SpA	411,992
820,042	Unione di Banche Italiane SpA‡	2,680,486
710,585	Unipol Gruppo SpA	4,077,491

	Total Italy	67,820,803

	Japan — 22.5%
37,800	77 Bank, Ltd. (The)	637,217
35,600	Adastria Co., Ltd.	815,352
39,100	Advantest Corp.	2,216,296
1,799	AEON REIT Investment Corp. REIT	2,461,572
234,000	AGC, Inc./Japan‡	8,462,112
76,000	Air Water, Inc.	1,118,933
135,300	Alps Alpine Co., Ltd.	3,102,531
59,400	Altech Corp.	1,075,677
120,300	Amada Holdings Co., Ltd.	1,383,713
27,100	Amano Corp.	831,640
13,800	Argo Graphics, Inc.	430,476
143,200	Arisawa Manufacturing Co., Ltd.‡	1,333,503
21,200	Asanuma Corp.	925,641
793,900	Astellas Pharma, Inc.	13,660,851
97,400	Avex, Inc.	1,128,379
19,700	BML, Inc.	570,108
32,200	Brother Industries, Ltd.	672,889
71,500	Canon, Inc.‡	1,964,893
11,800	Cawachi, Ltd.	240,289
97,800	Central Glass Co., Ltd.	2,412,715
275,494	Chiba Bank, Ltd. (The)	1,604,672
175,900	Chubu Electric Power Co., Inc.	2,495,053
15,200	CMIC Holdings Co., Ltd.	258,613
142,300	Credit Saison Co., Ltd.	2,489,186
123,500	Cybernet Systems Co., Ltd.	971,636
224,400	Dai-ichi Life Holdings, Inc.	3,750,841
18,200	Dai-ichi Seiko Co., Ltd.‡	442,628
42,600	Daibiru Corp.	514,689
65,300	Daiichi Sanyko Co., Ltd.	4,343,118
66,600	Daiichikosho Co., Ltd.	3,511,553
111,200	Daiwa House Industry Co., Ltd.	3,468,765
17,200	Daiwabo Holdings Co., Ltd.	1,065,158
45,400	DD Holdings Co., Ltd.	660,060
85,100	DIC Corp.‡	2,376,614
68,400	Dip Corp.	2,036,108
14,000	Disco Corp.	3,336,554
39,700	DMG Mori Co., Ltd.‡	617,373
45,700	Doutor Nichires Holdings Co., Ltd.	910,846
26,000	DTS Corp.	609,119
62,200	Eagle Industry Co., Ltd.	650,761
30,500	East Japan Railway Co.	2,766,680
214,900	EDION Corp.	2,398,654
19,200	Enplas Corp.	633,375

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
78,000	EPS Holdings, Inc.	1,000,525
26,300	ESPEC Corp.	544,513
71,900	Ezaki Glico Co., Ltd.‡	3,218,712
49,800	Foster Electric Co., Ltd.	883,042
55,000	Fuji Corp.	1,017,759
73,600	FUJIFILM Holdings Corp.	3,542,011
221,500	Fujikura, Ltd.	921,261
37,800	Fujimi, Inc.‡	1,074,783
41,000	Fujitec Co., Ltd.	671,166
36,800	Fujitsu, Ltd.	3,477,672
169,000	Fukuoka Financial Group, Inc.	3,273,476
26,100	Funai Soken Holdings, Inc.	595,851
49,300	Furukawa Co., Ltd.	655,972
124,400	Futaba Industrial Co., Ltd.	881,417
36,300	Glory, Ltd.	1,105,618
20,800	Godo Steel, Ltd.	540,121
270,294	Hachijuni Bank, Ltd. (The)	1,188,871
449,000	Hazama Ando Corp.	3,933,269
63,100	Hirose Electric Co., Ltd.‡	8,146,243
83,000	Hiroshima Bank, Ltd. (The)	409,367
92,500	Hitachi Capital Corp.	2,450,495
8,400	Hitachi High-Technologies Corp.	598,261
292,900	Hitachi Zosen Corp.	1,110,419
230,400	Hitachi, Ltd.	9,807,503
3,837	Hitachi, Ltd., ADR	323,958
47,500	Hokuhoku Financial Group, Inc.	503,520
132,800	Honda Motor Co., Ltd.‡	3,786,954
22,300	Honeys Holdings Co., Ltd.	368,127
81,800	Hosiden Corp.	1,043,246
9,000	Hosokawa Micron Corp.	388,820
170,300	Hoya Corp.	16,375,753
64,000	Ibiden Co., Ltd.	1,534,115
32,300	Ichikoh Industries, Ltd.	225,587
76,200	Ichinen Holdings Co., Ltd.‡	1,125,383
28,700	IHI Corp.	679,768
48,700	Ines Corp.	613,035
30,800	Infocom Corp.	760,966
105,400	Infomart Corp.	955,316
21,900	Inter Action Corp.	638,813
256,000	Isuzu Motors, Ltd.	3,059,986
174,300	Ito En, Ltd.	8,789,179
317,400	ITOCHU Corp.	7,402,349
13,900	Iwaki Co., Ltd.	158,218
41,400	Jaccs Co., Ltd.	1,066,667
10,800	Jafco Co., Ltd.	427,329
105,600	Japan Airlines Co., Ltd.	3,300,881
153,300	Japan Aviation Electronics Industry, Ltd.	3,128,773
975	Japan Rental Housing Investments, Inc. REIT	953,692
59,600	JTEKT Corp.	713,500

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
43,400	Juki Corp.‡	352,232
13,000	Justsystems Corp.	732,091
79,400	Kadokawa Dwango*	1,527,724
14,400	Kaga Electronics Co., Ltd.	334,178
22,100	Kakaku.com, Inc.	567,981
12,500	Kaken Pharmaceutical Co., Ltd.	694,732
79,626	Kandenko Co., Ltd.	768,601
37,800	Kaneka Corp.	1,224,348
178,500	Kanematsu Corp.	2,419,420
250,800	Kansai Electric Power Co., Inc. (The)	2,918,211
129,500	Kansai Paint Co., Ltd.	3,189,984
114,600	Kanto Denka Kogyo Co., Ltd.	1,080,883
185,608	Kao Corp.	15,413,961
30,800	Kato Sangyo Co., Ltd.	1,023,124
80,100	Kawasaki Heavy Industries, Ltd.	1,774,841
283,100	KDDI Corp.	8,474,114
52,600	Keihanshin Building Co., Ltd.	693,589
85,400	Keihin Corp.	2,015,652
37,100	Kewpie Corp.	837,417
36,100	Keyence Corp.	12,785,728
24,500	Ki-Star Real Estate Co., Ltd.	483,575
90,900	Kintetsu World Express, Inc.	1,595,925
32,500	Kirindo Holdings Co., Ltd.	643,271
30,700	Kito Corp.	486,454
17,700	KNT-CT Holdings Co., Ltd.*	240,723
105,000	Kobayashi Pharmaceutical Co., Ltd.	8,956,522
106,300	Komatsu, Ltd.	2,584,261
19,700	Komeri Co., Ltd.	425,451
47,200	Komori Corp.	490,784
445,200	Konica Minolta, Inc.	2,920,889
12,086	Kose Corp.	1,779,397
8,400	Kotobuki Spirits Co., Ltd.	622,222
17,300	Kureha Corp.	1,047,472
12,000	Kurimoto, Ltd.	240,055
61,200	Kyocera Corp.	4,212,340
80,200	Kyoei Steel, Ltd.	1,578,540
39,400	Mabuchi Motor Co., Ltd.	1,504,578
72,100	Macnica Fuji Electronics Holdings, Inc.	1,246,615
37,700	Mandom Corp.	1,040,718
515,400	Marubeni Corp.	3,844,336
55,100	Matsumotokiyoshi Holdings Co., Ltd.	2,147,214
48,700	Max Co., Ltd.	983,187
566,800	Mebuki Financial Group, Inc.	1,460,354
45,000	Megmilk Snow Brand Co., Ltd.	1,031,884
18,200	Meidensha Corp.	405,617
38,500	Meiko Electronics Co., Ltd.	872,206
9,000	Menicon Co., Ltd.	379,296
14,800	METAWATER Co., Ltd.	595,132
54,200	MISUMI Group, Inc.	1,357,556

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
457,700	Mitsubishi Chemical Holdings Corp.	3,443,016
172,200	Mitsubishi Gas Chemical Co., Inc.	2,652,522
41,500	Mitsubishi Heavy Industries, Ltd.	1,622,195
33,200	Mitsubishi Shokuhin Co., Ltd.‡	945,516
930,900	Mitsubishi UFJ Financial Group, Inc.	5,081,296
30,900	Mitsui High-Tec, Inc.	487,917
56,100	Mixi, Inc.	1,068,571
3,003,500	Mizuho Financial Group, Inc.	4,651,383
89,800	Mizuho Leasing Co., Ltd.	2,830,136
389,500	MonotaRO Co., Ltd.‡	10,476,269
1,599	Mori Trust Sogo Reit, Inc. REIT	2,866,208
128,700	MS&AD Insurance Group Holdings, Inc.	4,276,381
221,300	Murata Manufacturing Co., Ltd.	13,737,196
12,800	Nachi-Fujikoshi Corp.	567,122
10,700	NEC Capital Solutions, Ltd.	246,344
35,800	NH Foods, Ltd.	1,485,696
33,100	Nichicon Corp.‡	347,828
77,500	NichiiGakkan Co., Ltd.	1,178,813
15,400	Nihon Chouzai Co., Ltd.	540,612
146,600	Nihon House Holdings Co., Ltd.‡	669,092
191,600	Nihon Kohden Corp.	5,342,057
241,500	Nikkiso Co., Ltd.	3,202,222
21,300	Nikkon Holdings Co., Ltd.	538,208
54,300	Nippon Electric Glass Co., Ltd.‡	1,219,658
46,700	Nippon Signal Co., Ltd.	627,823
97,000	Nippon Soda Co., Ltd.	2,646,469
857,800	Nippon Telegraph & Telephone Corp.	21,761,717
49,200	Nisshin Oillio Group, Ltd. (The)	1,713,568
27,100	Nissin Foods Holdings Co., Ltd.	2,024,863
16,400	Nitto Boseki Co., Ltd.‡	701,725
366,800	Nomura Research Institute, Ltd.	7,891,221
405,141	North Pacific Bank, Ltd.	913,361
32,400	NSD Co., Ltd.	536,050
120,300	NTT Data Corp.	1,623,925
389,700	Obayashi Corp.	4,364,066
57,700	Obic Co., Ltd.	7,836,687
104,300	Oki Electric Industry Co., Ltd.	1,457,849
18,900	Okuwa Co., Ltd.	254,609
179,400	Olympus Corp.	2,788,190
139,900	Omron Corp.	8,264,624
57,600	Open House Co., Ltd.	1,658,965
24,000	Optorun Co., Ltd.	665,839
11,600	Organo Corp.	718,362
322,500	ORIX Corp.	5,374,258
15,900	Osaka Soda Co., Ltd.	460,870
385,900	OSJB Holdings Corp.	962,309
40,100	Otsuka Holdings Co., Ltd.‡	1,801,779
584,100	Pan Pacific International Holdings Corp.	9,733,656
8,700	PCA Corp.‡	409,082

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
51,200	Press Kogyo Co., Ltd.	205,884
49,900	Prima Meat Packers, Ltd.	1,164,907
80,400	PS Mitsubishi Construction Co., Ltd.	543,028
37,400	Punch Industry Co., Ltd.	172,417
17,400	Quick Co., Ltd.	266,264
408,100	Recruit Holdings Co., Ltd.	15,392,702
57,800	Relia, Inc.	738,223
714,000	Resona Holdings, Inc.	3,147,053
173,900	Rohto Pharmaceutical Co., Ltd.	5,312,611
10,700	Rorze Corp.	429,280
15,400	Ryobi, Ltd.	276,895
30,600	Saizeriya Co., Ltd.	749,830
80,500	San-In Godo Bank, Ltd. (The)	496,296
209,700	Sanki Engineering Co., Ltd.	2,977,383
472,900	Santen Pharmaceutical Co., Ltd.	9,077,243
61,800	Sanwa Holdings Corp.	698,893
48,400	Sanyo Trading Co., Ltd.	1,178,435
40,100	Sawai Pharmaceutical Co., Ltd.	2,553,412
20,300	SCSK Corp.	1,059,130
97,000	Secom Co., Ltd.	8,726,653
39,400	Seikitokyu Kogyo Co., Ltd.	329,919
205,300	Seiko Epson Corp.	3,126,492
135,100	Seino Holdings Co., Ltd.	1,836,142
235,000	Sekisui House, Ltd.	5,045,986
113,500	Shimadzu Corp.	3,592,731
11,000	Shin-Etsu Chemical Co., Ltd.	1,220,704
35,500	Shindengen Electric Manufacturing Co., Ltd.	1,241,316
48,400	Shinko Shoji Co., Ltd.	395,038
30,600	Shinoken Group Co., Ltd.‡	362,948
78,400	Shinsei Bank, Ltd.	1,208,374
56,300	Shionogi & Co., Ltd.	3,505,701
106,700	Shiseido Co., Ltd.‡	7,640,574
13,500	Sinko Industries, Ltd.	238,634
208,900	SKY Perfect JSAT Holdings, Inc.	932,289
12,500	SMC Corp./Japan	5,784,449
67,400	Sodick Co., Ltd.‡	604,073
58,900	Sohgo Security Services Co., Ltd.	3,208,539
896,700	Sojitz Corp.	2,904,425
57,600	Sompo Holdings, Inc.	2,279,089
14,300	ST Corp.	226,721
55,100	Sugi Holdings Co., Ltd.	2,920,414
132,100	SUMCO Corp.‡	2,219,596
19,600	Sumitomo Bakelite Co., Ltd.	742,158
558,300	Sumitomo Chemical Co., Ltd.	2,558,393
189,500	Sumitomo Corp.	2,831,820
164,500	Sumitomo Electric Industries, Ltd.	2,500,612
108,700	Sumitomo Heavy Industries, Ltd.	3,130,720
50,300	Sumitomo Metal Mining Co., Ltd.	1,640,333
102,400	Sumitomo Mitsui Construction Co., Ltd.	598,334

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
117,400	Sumitomo Mitsui Financial Group, Inc.	4,362,192
99,200	Sumitomo Mitsui Trust Holdings, Inc.	3,958,872
181,900	Sumitomo Rubber Industries, Ltd.‡	2,237,868
7,600	Sumitomo Seika Chemicals Co., Ltd.	247,914
43,900	Sumitomo Warehouse Co., Ltd. (The)	594,220
11,900	Suzuken Co., Ltd.	488,921
51,200	Systena Corp.	836,726
192,100	T&D Holdings, Inc.	2,465,880
1,500	Taiho Kogyo Co., Ltd.	12,036
39,500	Taiyo Nippon Sanso Corp.	882,503
141,100	Taiyo Yuden Co., Ltd.‡	4,356,020
102,800	Takara Holdings, Inc.	950,669
27,000	Takasago Thermal Engineering Co., Ltd.	486,957
62,400	Takeei Corp.	727,498
89,200	Takuma Co., Ltd.	1,076,884
9,500	Tamron Co., Ltd.	220,202
50,700	Tamura Corp.	333,568
23,500	Tazmo Co., Ltd.	318,956
15,800	TDK Corp.	1,801,353
148,300	Teijin, Ltd.	2,790,646
522,100	Terumo Corp.	18,664,444
6,700	TKC Corp.	321,205
9,300	TOA ROAD Corp.	306,363
99,900	TOC Co., Ltd.	826,410
2,500	Toei Co., Ltd.	373,591
57,000	Toho Holdings Co., Ltd.	1,272,961
86,000	Tokuyama Corp.	2,265,636
198,000	Tokyo Electric Power Co. Holdings, Inc.*	850,849
72,900	Tokyo Individualized Educational Institute, Inc.	477,615
23,200	Tokyo Ohka Kogyo Co., Ltd.	913,697
67,000	Tokyo Seimitsu Co., Ltd.	2,626,363
29,400	Tomoe Engineering Co., Ltd.	614,918
69,400	Tomy Co., Ltd.	904,898
98,000	Toppan Printing Co., Ltd.	2,038,905
29,500	Torikizoku Co., Ltd.	652,570
44,700	Toshiba Machine Co., Ltd.	1,217,502
43,300	Toshiba TEC Corp.	1,800,929
75,600	Towa Corp.	822,261
54,000	Towa Pharmaceutical Co., Ltd.	1,414,161
263,700	Toyo Construction Co., Ltd.	1,269,060
45,100	Toyo Corp./Chuo-ku	562,323
15,800	Toyo Ink SC Holdings Co., Ltd.‡	387,749
31,700	Toyo Seikan Group Holdings, Ltd.	551,304
192,700	Toyo Suisan Kaisha, Ltd.	8,209,809
19,200	Toyo Tanso Co., Ltd.	401,756
192,600	Toyoda Gosei Co., Ltd.	4,864,845
65,800	Toyota Motor Corp.	4,670,634
42,500	Toyota Tsusho Corp.	1,509,547
49,800	Transaction Co., Ltd.	466,496

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
17,100	Trend Micro, Inc./Japan‡	881,159
55,300	Trust Tech, Inc.	647,266
73,500	TS Tech Co., Ltd.	2,316,425
16,600	Tsubakimoto Chain Co.	590,375
18,900	Tsukishima Kikai Co., Ltd.	287,130
109,300	Ube Industries, Ltd.	2,392,682
81,800	Ulvac, Inc.	3,270,495
58,400	Unipres Corp.	828,643
97,100	Ushio, Inc.	1,451,027
60,370	USS Co., Ltd.	1,147,683
25,700	Valor Holdings Co., Ltd.	505,132
100	WATAMI Co., Ltd.	1,193
53,600	West Japan Railway Co.	4,656,431
56,400	World Co., Ltd.	1,396,571
192,600	Yamaha Motor Co., Ltd.‡	3,904,282
59,400	Yellow Hat, Ltd.	1,070,211
134,100	Yokogawa Electric Corp.	2,380,298
79,600	Yokohama Reito Co., Ltd.	732,459
188,700	Yokohama Rubber Co., Ltd. (The)‡	3,700,204
35,400	Yuasa Trading Co., Ltd.	1,200,359
885,600	Z Holdings Corp.	3,756,720

	Total Japan	704,921,109

	Luxembourg — 0.1%
172,296	ArcelorMittal SA ADR NYRS	3,022,072
53,689	eDreams ODIGEO SA*	257,335
15,078	Stabilus SA	1,026,504

	Total Luxembourg	4,305,911

	Malaysia — 0.1%
480,300	Berjaya Sports Toto Bhd	302,939
628,000	Tenaga Nasional Bhd	2,035,761

	Total Malaysia	2,338,700

	Mauritius — 0.0%
6,759,900	Golden Agri-Resources, Ltd.	1,181,405

	Micronesia — 0.0%
54,735	Costamare, Inc.	521,625

	Netherlands — 4.3%
13,229	Adyen NV* ‡	10,855,018
1,228,455	Aegon NV	5,608,149
14,065	AerCap Holdings NV*	864,576
107	Airbus SE, ADR	3,932
43,073	Akzo Nobel NV	4,382,391
90,406	ASML Holding NV	26,760,458
29,530	ASR Nederland NV	1,105,798

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued
18,717	BE Semiconductor Industries NV	723,999
42,803	Core Laboratories NV	1,612,389
33,412	Euronext NV	2,724,735
11,158	Ferrari NV	1,852,425
410,223	Fiat Chrysler Automobiles NV	6,075,509
98,106	Heineken NV	10,452,964
202,333	ING Groep NV	2,427,445
61,757	Intertrust NV 144A	1,199,967
270,000	Koninklijke Ahold Delhaize NV	6,757,054
1,041,576	Koninklijke BAM Groep NV‡	3,140,387
118,356	Koninklijke DSM NV	15,424,413
855,453	Koninklijke KPN NV	2,526,406
71,806	Koninklijke Philips NV	3,507,808
57,000	Koninklijke Volkerwessels NV	1,404,415
176,050	NN Group NV	6,683,374
10,182	NXP Semiconductors NV	1,295,761
56,489	OCI NV*	1,188,916
1,003,460	Pharming Group NV*‡	1,765,606
68,386	SBM Offshore NV	1,273,502
175,013	Signify NV 144A	5,473,153
51,002	STMicroelectronics NV (Euronext Exchange)	1,372,276
65,071	Unilever NV	3,741,950
45,272	Unilever NV ADR NYRS	2,601,329

	Total Netherlands	134,806,105

	New Zealand — 0.0%
152,877	Pushpay Holdings, Ltd.*	414,617
229,966	Sky City Entertainment Group, Ltd.	615,932
256,400	SKY Network Television, Ltd.	122,816

	Total New Zealand	1,153,365

	Norway — 0.4%
17,245	Atea ASA*	252,376
100,400	Austevoll Seafood ASA	1,028,874
237,976	DNB ASA	4,441,417
121,804	Equinor ASA	2,432,670
113,647	Nordic Semiconductor ASA*	720,373
69,427	SpareBank 1 SMN	791,664
209,533	Storebrand ASA	1,645,781
44,539	Tomra Systems ASA	1,411,088
38,395	Veidekke ASA	522,140

	Total Norway	13,246,383

	Philippines — 0.0%
6,261,800	Vista Land & Lifescapes, Inc.	955,745

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Poland — 0.1%
138,061	Jastrzebska Spolka Weglowa SA	779,379
521,100	PGE Polska Grupa Energetyczna SA*	1,095,228

	Total Poland	1,874,607

	Portugal — 0.0%
782,528	Banco Espirito Santo SA* **** ^	—

	Russia — 1.0%
667,950	Alrosa PJSC	906,247
120,640,000	Federal Grid Co. Unified Energy System PJSC	390,173
426,500	Gazprom PJSC, ADR	3,509,242
1,694,400	Gazprom PJSC	6,995,159
52,600	LUKOIL PJSC, ADR	5,192,146
8,872	MMC Norilsk Nickel PJSC	2,732,252
125,400	MMC Norilsk Nickel PJSC (London Exchange), ADR	3,830,970
5,262,000	Mosenergo PJSC	191,041
45,975,000	ROSSETI PJSC	1,021,186
777,260	Sberbank of Russia PJSC	3,188,066
26,100	Tatneft PJSC (London Exchange), ADR	1,927,746

	Total Russia	29,884,228

	Singapore — 0.3%
314,600	Ascott Residence Trust REIT****	311,172
259,300	United Overseas Bank, Ltd.	5,092,859
7,200	Venture Corp., Ltd.	86,744
3,668,700	Yangzijiang Shipbuilding Holdings, Ltd.	3,055,772

	Total Singapore	8,546,547

	South Africa — 0.0%
1,003,000	Old Mutual, Ltd.‡	1,401,805

	South Korea — 1.1%
38,935	Daeduck Electronics Co.	351,827
26,519	DB HiTek Co., Ltd.*	632,906
5,961	Dong-A ST Co., Ltd.*	613,394
78,434	Hansol Technics Co., Ltd.*	606,338
22,095	Hite Jinro Co., Ltd.*	554,071
10,431	IS Dongseo Co., Ltd.*	297,204
50,738	KAON Media Co., Ltd.*	361,960
10,900	KB Financial Group, Inc., ADR	450,933
12,090	KEPCO Plant Service & Engineering Co., Ltd.*	409,290
62,900	Kia Motors Corp.	2,409,503
23,433	Mcnex Co., Ltd.	764,924
17,830	Osstem Implant Co., Ltd.*	652,176
56,583	Partron Co., Ltd.	645,852
19,389	S&T Motiv Co., Ltd.	716,745
435,902	Samsung Electronics Co., Ltd.	21,032,757
25,147	Seegene, Inc.*	666,484

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
15,864	SFA Engineering Corp.*	634,450
8,800	SK Telecom Co., Ltd.	1,811,060
68,214	Top Engineering Co., Ltd.*	592,806
9,291	YAS Co., Ltd../Korea*	157,869

	Total South Korea	34,362,549

	Spain — 2.9%
197,086	Amadeus IT Group SA	16,105,466
192,162	Atresmedia Corp. de Medios de Comunicacion SA‡	751,073
3,049,725	Banco Santander SA	12,768,964
418,650	Cellnex Telecom SA	18,031,383
95,700	Enagas SA	2,442,804
200,300	Ence Energia y Celulosa SA‡	825,150
173,182	Ercros SA‡	497,656
190,687	Faes Farma SA	1,070,230
1,831,714	Iberdrola SA	18,874,980
54,543	Lar Espana Real Estate Socimi SA REIT	434,694
20,191	Let's GOWEX SA* **** ‡ ^	—
1,022,705	Liberbank SA‡	384,575
1,567,692	Mapfre SA	4,152,971
381,553	Mediaset Espana Comunicacion SA	2,424,139
402,108	Repsol SA	6,287,529
862,767	Telefonica SA	6,030,573

	Total Spain	91,082,187

	Sweden — 1.9%
2,291	AddTech AB Class B	74,156
37,077	AF POYRY AB	865,825
51,973	Bilia AB Class A	590,183
129,797	Boliden AB	3,445,613
108,669	Bravida Holding AB 144A	1,055,805
113,249	Epiroc AB Class A	1,383,394
46,123	Essity AB Class B	1,487,004
273,860	Fingerprint Cards AB Class B* ‡	552,340
50,015	Haldex AB	272,487
137,662	Hennes & Mauritz AB Class B‡	2,801,166
199,942	Hexagon AB Class B	11,213,438
90,777	Inwido AB	699,176
122,591	Lindab International AB	1,566,265
80,962	Lundin Petroleum AB	2,752,918
56,623	Nobia AB	422,205
189,200	Sandvik AB	3,691,614
645,800	SAS AB*	1,053,447
237,400	SKF AB Class B	4,803,260
351,563	Svenska Handelsbanken AB Class A	3,789,394
1,206,082	Telefonaktiebolaget LM Ericsson Class B	10,508,228
92,170	Tethys Oil AB	831,012
322,408	Volvo AB Class B	5,403,861

	Total Sweden	59,262,791

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Switzerland — 9.8%
80,390	Adecco Group AG	5,082,332
71,096	Arbonia AG*	925,089
8,700	Autoneum Holding AG‡	1,043,982
11,269	Bobst Group SA‡	655,763
4,000	Bucher Industries AG	1,403,625
82	Chocoladefabriken Lindt & Spruengli AG	636,371
57,123	Cie Financiere Richemont SA	4,486,782
499,600	Credit Suisse Group AG*	6,761,252
7,405	Daetwyler Holding AG	1,425,406
135,459	EFG International AG*	893,874
10,731	Flughafen Zurich AG	1,958,143
11,334	Geberit AG	6,357,855
8,475	Givaudan SA	26,527,314
7,081	Huber & Suhner AG	561,595
1,117	Inficon Holding AG	886,471
395	Interroll Holding AG	887,205
39,531	Julius Baer Group, Ltd.*	2,038,295
4,715	Kardex AG	793,664
37,584	Landis & Gyr Group AG*	3,908,410
39,275	Lonza Group AG*	14,325,327
146	Metall Zug AG Class B	328,683
495,624	Nestle SA	53,628,835
280,102	Novartis AG	26,582,717
60,019	OC Oerlikon Corp. AG Class R	704,101
13,327	Partners Group Holding AG‡	12,212,919
158,440	Roche Holding AG	51,376,217
12,329	Schindler Holding AG	3,134,610
4,159	SFS Group AG	399,858
3,950	SGS SA	10,813,704
70,839	SIG Combibloc Group AG*	1,130,966
20,919	Sika AG	3,928,456
19,842	Swiss Life Holding AG	9,954,297
46,900	Swiss Re AG	5,264,656
51,557	Temenos AG*	8,156,692
953,563	UBS Group AG*	12,038,321
417	Vetropack Holding AG	1,309,113
21,788	Zehnder Group AG	1,026,006
59,125	Zurich Insurance Group AG	24,245,921

	Total Switzerland	307,794,827

	Taiwan — 1.1%
979,000	Chipbond Technology Corp.	2,194,643
759,000	ChipMOS Technologies, Inc.	867,190
2,208,000	Compeq Manufacturing Co., Ltd.	3,321,907
1,588,000	Fubon Financial Holding Co., Ltd.	2,457,991
1,244,000	Hon Hai Precision Industry Co., Ltd.	3,768,062
145,000	Johnson Health Tech Co., Ltd.	411,148
828,000	Sunonwealth Electric Machine Industry Co., Ltd.	1,307,863
278,000	Taiwan Hon Chuan Enterprise Co., Ltd.	574,974

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
320,764	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	18,636,388
83,000	Tong Yang Industry Co., Ltd.	129,164

	Total Taiwan	33,669,330

	Thailand — 0.1%
16,831,100	Quality Houses PCL Class F	1,438,471
16,156,000	Sansiri PCL Class F	587,908
775,900	United Paper PCL Class F	246,081

	Total Thailand	2,272,460

	Turkey — 0.1%
653,396	Aksa Enerji Uretim AS Class B*	417,225
116,523	Aygaz AS	251,412
2,202,937	Dogan Sirketler Grubu Holding AS	681,130
589,086	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT*	272,221

	Total Turkey	1,621,988

	United Kingdom — 13.8%
484,537	3i Group Plc	7,047,960
98,576	Aggreko Plc	1,087,281
91,787	AJ Bell Plc	521,642
252,296	Anglo American Plc	7,262,803
408,783	Antofagasta Plc	4,964,798
111,745	Ashmore Group Plc	766,818
192,078	Ashtead Group Plc	6,142,555
44,067	Associated British Foods Plc	1,516,655
162,096	AstraZeneca Plc	16,335,028
337,953	AstraZeneca Plc, ADR	16,850,337
44,337	Atlantica Yield Plc	1,170,053
319,109	Avast Plc 144A	1,914,166
23,751	AVEVA Group Plc	1,464,971
437,178	Babcock International Group Plc	3,645,182
803,500	BAE Systems Plc	6,011,941
45,361	Bank of Georgia Group Plc	976,495
1,759,000	Barclays Plc	4,186,037
280,200	Barratt Developments Plc	2,771,343
67,000	Bellway Plc	3,379,028
24,500	Berkeley Group Holdings Plc	1,577,056
251,921	BHP Group Plc, ADR	11,842,806
115,148	BHP Group Plc	2,710,373
93,857	Bodycote Plc	1,183,689
281,380	boohoo Group Plc*	1,110,447
1,295,400	BP Plc	8,093,043
133,600	British American Tobacco Plc	5,719,325
129,300	Britvic Plc	1,549,320
1,973,835	BT Group Plc	5,031,997
335,220	Burberry Group Plc	9,792,029
8,507	Burford Capital, Ltd.	80,240

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
28,987	Carnival Plc, ADR	1,396,014
849,500	Centrica Plc	1,004,961
237,780	Chemring Group Plc	757,573
648,644	Compass Group Plc	16,240,611
171,681	ConvaTec Group Plc 144A	451,344
318,258	Crest Nicholson Holdings Plc	1,820,523
31,022	Croda International Plc	2,104,137
423,649	Diageo Plc	17,962,144
7,780	Dialog Semiconductor Plc*	393,948
1,270,746	Dixons Carphone Plc	2,427,494
44,534	EMIS Group Plc	653,681
1,308,680	EnQuest Plc*	373,434
359,629	Experian Plc	12,158,207
701,600	Firstgroup Plc*	1,165,524
103,020	Forterra Plc 144A	472,889
67,765	Galliford Try Plc	771,588
530,300	GlaxoSmithKline Plc	12,497,747
151,938	GlaxoSmithKline Plc, ADR	7,139,567
52,816	Greggs Plc	1,607,865
381,296	Halma Plc	10,688,385
162,904	IG Group Holdings Plc	1,499,860
443,346	IMI Plc	6,924,537
186,700	Imperial Brands Plc	4,622,616
365,272	Inchcape Plc	3,416,294
30,282	InterContinental Hotels Group Plc	2,089,247
107,298	Intermediate Capital Group Plc	2,288,504
97,599	Intertek Group Plc	7,566,305
305,507	IWG Plc	1,762,558
1,699,153	J Sainsbury Plc	5,174,944
59,510	JD Sports Fashion Plc	660,172
172,095	Jupiter Fund Management Plc	933,818
1,660,357	Kingfisher Plc	4,773,043
5,315,800	Lloyds Banking Group Plc	4,401,319
144,485	London Stock Exchange Group Plc	14,834,012
690,031	M&G Plc*	2,168,290
1,263,445	Man Group Plc	2,644,524
676,700	Marks & Spencer Group Plc	1,913,940
379,651	Marston's Plc	639,743
243,230	Meggitt Plc	2,116,335
4,716,004	Melrose Industries Plc	15,000,319
38,327	Micro Focus International Plc, ADR	537,728
26,683	Micro Focus International Plc	376,035
484,800	Mitchells & Butlers Plc*	2,951,089
164,218	Mitie Group Plc	315,444
256,118	Moneysupermarket.com Group Plc	1,121,701
377,455	Paragon Banking Group Plc	2,695,182
1,054,913	Pets at Home Group Plc	3,907,401
1,132,996	QinetiQ Group Plc	5,370,354
192,542	Reckitt Benckiser Group Plc	15,633,250

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
211,904	Redrow Plc	2,091,364
192,666	RELX Plc (London Exchange)	4,863,492
11,123	Renishaw Plc	555,222
322,810	Rentokil Initial Plc	1,937,222
226,599	Restaurant Group Plc (The)	489,305
84,972	Rightmove Plc	713,223
79,327	Rio Tinto Plc	4,732,135
177,364	Rio Tinto Plc, ADR	10,528,327
266,653	Rotork Plc	1,183,383
280,600	Royal Dutch Shell Plc Class B	8,324,783
616,627	Royal Mail Plc	1,848,593
66,039	Safestore Holdings Plc REIT	705,131
556,464	Saga Plc	390,703
324,347	Sage Group Plc (The)	3,218,295
52,002	Savills Plc	781,898
376,251	Senior Plc	861,801
267,073	Smith & Nephew Plc	6,483,479
122,610	Spectris Plc	4,720,149
82,489	Spirax-Sarco Engineering Plc	9,714,757
1,021,645	Stagecoach Group Plc	2,165,480
145,983	SThree Plc	732,952
109,100	Stock Spirits Group Plc	298,455
443,000	Tate & Lyle Plc	4,461,344
1,871,307	Taylor Wimpey Plc	4,794,416
1,709,061	Tesco Plc	5,777,932
278,184	TP ICAP Plc	1,506,159

	Total United Kingdom	431,011,618

	United States — 2.0%
90,532	Analog Devices, Inc.	10,758,823
41,488	ANSYS, Inc.*	10,679,426
247,058	Cadence Design Systems, Inc.*	17,135,943
156,538	Colgate-Palmolive Co.	10,776,076
38,861	DENTSPLY SIRONA, Inc.	2,199,144
—	International Flavors & Fragrances, Inc.	56
30,230	Nordson Corp.	4,922,653
43,117	Texas Instruments, Inc.	5,531,480

	Total United States	62,003,601

	TOTAL COMMON STOCKS (COST $2,553,552,405)	2,914,467,534

	INVESTMENT COMPANIES — 0.9%

	United States — 0.9%
204,494	iShares MSCI EAFE ETF	14,200,064
333,796	iShares MSCI Eurozone ETF	13,992,728

	Total United States	28,192,792

	TOTAL INVESTMENT COMPANIES (COST $27,142,711)	28,192,792

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.9%

	Brazil — 0.1%
517,660	Itausa — Investimentos Itau SA, 5.34%	1,813,168

	Germany — 0.8%
18,793	BMW AG, 6.21%	1,161,287
163,357	Henkel AG & Co. KGaA, 1.97%	16,906,543
29,593	Porsche Automobil Holding SE, 3.20%	2,213,656
33,306	Volkswagen AG, 2.61%	6,588,903

	Total Germany	26,870,389

	TOTAL PREFERRED STOCKS (COST $28,834,060)	28,683,557

	RIGHTS — 0.0%

	Spain — 0.0%
173,212	Faes Farma SA, Expires 01/03/2020* **** ‡	27,776
402,108	Repsol SA, Expires 01/10/2020* ‡	190,928

	Total Spain	218,704

	TOTAL RIGHTS (COST $217,279)	218,704

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.7%

	Mutual Fund - Securities Lending Collateral — 1.5%
$47,090,625	State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.53%## **	47,090,625

	U.S. Government and Agency Obligations — 0.2%
5,900,000	United States Treasury Bill, 1.48%, due 03/05/20*** ‡‡	5,884,538

	TOTAL SHORT-TERM INVESTMENTS (COST $52,971,430)	52,975,163

	TOTAL INVESTMENTS — 96.8% (Cost $2,662,717,885)	3,024,537,750

	Other Assets and Liabilities (net) — 3.2%	100,748,447

	NET ASSETS — 100.0%	$3,125,286,197

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

NYRS — New York Registry Shares

REIT — Real Estate Investment Trust

##	The rate disclosed is the 7 day net yield as of December 31, 2019.

*	Non-income producing security

**	Represents an investment of securities lending cash collateral.

***	All or a portion of this security is pledged for open futures collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $338,948 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2019 was $1,771,440.

^	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $27,799,105 which represents 0.9% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	20,993,962	JPY	2,204,429,000	02/21/20	JPMorgan Chase Bank N.A.	$658,881

Currency Abbreviations

JPY	— Japanese Yen
USD	— U.S. Dollar

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
1,206	MSCI EAFE Index	Mar 2020	$122,800,950	$271,646

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Pharmaceuticals	7.6
Banks	5.5
Food	4.9
Insurance	4.9
Commercial Services	4.6
Chemicals	4.1
Semiconductors	3.6
Electronics	3.5
Mining	3.0
Software	2.7
Oil & Gas	2.6
Electric	2.4
Beverages	2.3
Retail	2.3
Cosmetics & Personal Care	2.2
Diversified Financial Services	2.2
Electrical Components & Equipment	2.2
Machinery — Diversified	2.2
Telecommunications	2.2
Computers	1.9
Engineering & Construction	1.8
Auto Manufacturers	1.7
Building Materials	1.6
Health Care — Products	1.6
Auto Parts & Equipment	1.4
Internet	1.4
Transportation	1.4
Aerospace & Defense	1.2
Home Builders	1.2
Household Products & Wares	1.1
Apparel	1.0
Real Estate	1.0
Distribution & Wholesale	0.9
Iron & Steel	0.9
Unaffiliated Funds	0.9
Biotechnology	0.8
Machinery — Construction & Mining	0.7
Private Equity	0.7
Airlines	0.6
Investment Companies	0.6
Food Service	0.5
Health Care — Services	0.5
Metal Fabricate & Hardware	0.5
Miscellaneous — Manufacturing	0.5
Office & Business Equipment	0.5
Hand & Machine Tools	0.4
Media	0.4
REITS	0.4
Agriculture	0.3
Entertainment	0.2
Holding Companies — Diversified	0.2

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Leisure Time	0.2
Energy-Alternate Sources	0.1
Environmental Control	0.1
Forest Products & Paper	0.1
Gas	0.1
Lodging	0.1
Oil & Gas Services	0.1
Packaging & Containers	0.1
Pipelines	0.1
Shipbuilding	0.1
Textiles	0.1
Water	0.1
Advertising	0.0	*
Coal	0.0	*
Home Furnishings	0.0	*
Preferred Stocks	0.0	*
Storage/Warehousing	0.0	*
Toys, Games & Hobbies	0.0	*
Short-Term Investments and Other Assets and Liabilities (net)	4.9

	100.0%

*	Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.